Income Tax Expense - Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 849,850	₩ 921,309
Unused tax credit carryforwards	3,705	₩ 4,092
Less than 1 year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	83,287
Unused tax credit carryforwards	1,529
1 ~ 2 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	129,905
Unused tax credit carryforwards	828
2 ~ 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	66,624
Unused tax credit carryforwards	977
More than 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	570,034
Unused tax credit carryforwards	₩ 371